UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Insight Holdings Group, LLC

   Address:   680 Fifth Avenue, 8th Floor
              New York, NY 10019

   Form 13F File Number:   28-12516

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Blair Flicker
   Title:   Managing Director
   Phone:   212-230-9200

Signature, Place and Date of Signing

/s/ Blair Flicker             New York, NY                1/17/2013
-----------------------   	-------------------------   ---------
[Signature]           	[City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

   Number of Other Included Managers:                 2
   Form 13F Information Table Entry Total:            2
   Form 13F Information Table Value Total:       $183,693 (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.    Form 13F File Number    Name
   1      28-13728                Insight Venture Associates V, L.L.C.
   2      28-14022                Insight Venture Management, LLC


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
                                                 FORM 13-F INFORMATION TABLE
-------------------------------------------------------------------------------------------------------------------------------
        COLUMN 1         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6      COLUMN 7        COLUMN 8
                                                                                                            VOTING AUTHORITY
                         TITLE OF                   VALUE   SHRS OR   SH/  PUT/   INVESTMENT      OTHER
   NAME OF ISSUER         CLASS          CUSIP    (X$1000)  PRN AMT   PRN  CALL   DISCRETION     MANAGER    SOLE  SHARED  NONE
Shutterstock Inc.        COM           825690100   180,693  6,949,748   SH        SHARED-DEFINED  1 and 2   0   6,949,748   0
ExactTarget Inc.         COM           30064K105     3,000    149,980   SH        SHARED-DEFINED  2         0     149,980   0
-------------------------------------------------------------------------------------------------------------------------------
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